Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Operating revenues
Total operating revenues	$ 364,010	$ 798,904
Other operating gains	1,133	24,219
Voyage expenses and commissions	176,941	209,263
Contingent rental (income) expense	(1,624)	8,270
Ship operating expenses	88,154	79,831
Charter hire expense	2,593	4,454
Administrative expenses	14,332	20,604
Depreciation	71,734	66,725
Total operating expenses	352,130	389,147
Net operating income	13,013	433,976
Other income (expenses)
Interest income	84	597
Interest expense	(29,414)	(40,859)
Gain (loss) on marketable securities	7,915	(4,542)
Share of results of associated companies	(724)	(1,427)
Foreign currency exchange loss	(17)	(1,129)
Gain (loss) on derivatives	10,989	(21,746)
Other non-operating items	380	139
Net other expenses	(10,787)	(68,967)
Net income before income taxes and non-controlling interest	2,226	365,009
Income tax benefit	38	47
Net income	2,264	365,056
Net income attributable to non-controlling interest	0	(63)
Net income attributable to the Company	$ 2,264	$ 364,993
(Loss) earnings per share attributable to Frontline Ltd. stockholders:
Basic earnings per share attributable to the company (in US dollars per share)	$ 0.01	$ 1.89
Diluted earnings per share attributable to the company (in US dollars per share)	$ 0.01	$ 1.85
Time charter revenues
Operating revenues
Total operating revenues	$ 42,111	$ 76,534
Voyage charter revenues
Operating revenues
Total operating revenues	313,917	708,528
Other income
Operating revenues
Total operating revenues	$ 7,982	$ 13,842